Stock-Based Compensation (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Options Granted	1,413,904	1,413,904
Number of Shares, Options assumed in Merger	1,500	1,500
Weighted Average Exercise Price Per share, Beginning of year	$ 4.64
Weighted Average Exercise Price Per Share, Options assumed in Merger	143.00	$ 143.00
Weighted Average Exercise Price Per share, End of year	$ 5.36	$ 4.64
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available for Grant, Beginning of year	71,431	68,953	128,665
Shares Available For Grant, Authorized		170,000	70,695
Shares Available For Grant, Options Granted		(530,813)	(110,920)
Shares Available For Grant, Options Forfeited	123,098	69,870
Shares Available For Grant, Options Expired	1,196	12,148
Shares Available For Grant, Options canceled		320,700
Shares Available For Grant, Options assumed in Merger			0
Shares Available For Grant, Restricted Stock Granted		(39,427)	(19,487)
Shares Available For Grant, Restricted Stock Vested		0	0
Shares Available for Grant, End of year	195,725	71,431	68,953
Number of Shares, Beginning of Year	369,887	241,792	161,185
Number of Shares, Authorized		0	0
Number of Shares, Options Granted		530,813	110,920
Number Of Shares, Options Forfeited	(123,098)	(69,870)
Number Of Shares, Options Expired	(1,196)	(12,148)
Number Of Shares, Options canceled		(320,700)
Number of Shares, Options assumed in Merger			1,500
Number of Shares, Restricted Stock Granted		39,427	19,487
Number of Shares, Restricted Stock Vested		(39,427)	(51,300)
Number of Shares, End of Year	245,593	369,887	241,792
Number of Shares, Total vested and expected to vest shares (options)	245,593	369,887
Number of Shares, Total vested shares (options)	75,385	51,555
Weighted Average Exercise Price Per share, Beginning of year	$ 4.64	$ 25.90	$ 22.70
Weighted Average Exercise Price Per Share, Authorized		0	0
Weighted Average Exercise Price Per Share, Options Granted		5.65	28.00
Weighted Average Exercise Price Per Share, Options Forfeited	3.10	10.59
Weighted Average Exercise Price Per Share, Options Expired	13.22	24.72
Weighted Average Exercise Price Per Share, Options canceled		12.99
Weighted Average Exercise Price Per Share, Options assumed in Merger			143.00
Weighted Average Exercise Price Per Share, Restricted Stock Granted		3.86	14.50
Weighted Average Exercise Price Per Share, Restricted Stock Vested		3.86	19.60
Weighted Average Exercise Price Per share, End of year	5.36	4.64	$ 25.90
Weighted Average Exercise Price Per Share, Total vested and expected to vest shares (options)	5.36	4.64
Weighted Average Exercise Price Per Share, Total vested shares (options)	$ 10.47	$ 14.12